Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Retirement Benefits [Abstract]
Employee benefit plan obligation	$ 82	$ 73
Aggregate pension liability recorded in balance sheet	56	50
Pension expense	4	4	$ 4
Employers contribution plan expense	$ 6	$ 5	$ 5